Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Description of the Plan
Summary of vesting schedule for discretionary profitsharing contributions

Years of Vesting Service	Percentage Vested and Non-forfeitable
Less than 2	—%

2	20

3	40

4	60

5	80

6 or more	100